UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

	Principal Amount	Value
Asset-Backed Securities—5.7%
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Cl. D, 3.07%, 11/9/20	$830,000	$841,572
Series 2015-2, Cl. D, 3.00%, 6/8/21	1,175,000	1,188,813
Series 2015-3, Cl. D, 3.34%, 8/8/21	4,250,000	4,308,831
Series 2016-1, Cl. D, 3.59%, 2/8/22	4,000,000	4,072,562
California Republic Auto Receivables Trust, Series 2013-2, Cl. C, 3.32%, 8/17/20	2,115,000	2,150,949
Capital Auto Receivables Asset Trust:
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,440,000	1,461,744
Series 2016-2, Cl. D, 3.16%, 11/20/23	505,000	504,605
Series 2016-3, Cl. D, 2.65%, 1/20/24	835,000	822,289
CarMax Auto Owner Trust:
Series 2016-3, Cl. D, 2.94%, 1/17/23	955,000	936,973
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,150,000	2,103,350
Credit Acceptance Auto Loan Trust, Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,445,000	1,451,077
Drive Auto Receivables Trust:
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	2,260,000	2,277,735
Series 2016-BA, Cl. D, 4.53%, 8/15/23[1]	3,000,000	3,017,735
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,340,000	1,330,477
DT Auto Owner Trust:
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,173,058	3,200,378
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	4,660,000	4,705,734
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,015,000	3,045,284
Exeter Automobile Receivables Trust:
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	1,015,000	1,020,859
Series 2014-3A, Cl. C, 4.17%, 6/15/20[1]	3,100,000	3,154,235
First Investors Auto Owner Trust, Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	1,115,000	1,122,992
Navistar Financial Dealer Note Master Owner Trust II:
Series 2015-1, Cl. B, 2.456%, 6/25/20[1,2]	560,000	560,504
Series 2015-1, Cl. D, 3.906%, 6/25/20[1,2]	220,000	220,310
Series 2016-1, Cl. D, 4.056%, 9/27/21[1,2]	625,000	629,107
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	3,200,000	3,257,245
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,415,000	2,476,889
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,675,000	1,696,708
Series 2015-1, Cl. D, 3.24%, 4/15/21	3,000,000	3,036,740
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,065,000	3,124,783
Series 2016-2, Cl. D, 3.39%, 4/15/22	3,000,000	3,023,860
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	1,245,000	1,239,628
Westlake Automobile Receivables Trust, Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,490,000	1,497,203
Total Asset-Backed Securities (Cost $63,354,051)		63,481,171

1 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations—59.7%
Government Agency—44.8%
FHLMC/FNMA/FHLB/Sponsored—41.5%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	$23,821	$24,461
5.50%, 4/1/18-1/1/24	2,839,034	3,014,278
6.00%, 5/1/18-10/1/29	1,611,449	1,825,719
6.50%, 4/1/18-4/1/34	1,135,790	1,277,499
7.00%, 10/1/31-10/1/37	760,368	875,130
7.50%, 1/1/32-9/1/33	2,621,287	3,133,375
8.50%, 3/1/31	29,864	34,209
9.00%, 8/1/22-5/1/25	37,186	40,421
Federal Home Loan Mortgage Corp. Non Gold Pool, 11%, 11/1/20	10,937	11,105
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 96.11%, 2/1/28[3]	129,936	31,193
Series 205, Cl. IO, 37.48%, 9/1/29[3]	925,911	208,958
Series 206, Cl. IO, 99.999%, 12/1/29[3]	54,668	15,833
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	307,800	56,975
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	22,158,304	22,365,670
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[5]	188,920	160,585
Series 219, Cl. PO, 13.742%, 3/1/32[5]	548,392	463,340
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.354%, 6/15/21[2]	1,732	1,745
Series 151, Cl. F, 9.00%, 5/15/21	6,222	6,719
Series 1695, Cl. F, 1.968%, 3/15/24[2]	670,527	690,936
Series 2035, Cl. PC, 6.95%, 3/15/28	488,124	550,278
Series 2084, Cl. ZC, 6.50%, 8/15/28	254,682	283,320
Series 2116, Cl. ZA, 6.00%, 1/15/29	316,055	350,716
Series 2122, Cl. FD, 1.054%, 2/15/29[2]	375,165	374,828
Series 2132, Cl. FN, 1.517%, 3/15/29[2]	527,329	540,059
Series 2148, Cl. ZA, 6.00%, 4/15/29	509,972	570,421
Series 2195, Cl. LH, 6.50%, 10/15/29	897,627	1,013,637
Series 2220, Cl. PD, 8.00%, 3/15/30	149,965	177,584
Series 2281, Cl. Z, 6.50%, 2/15/31	1,166,414	1,303,711
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,812,331	2,048,641
Series 2326, Cl. ZP, 6.50%, 6/15/31	433,400	482,268
Series 2344, Cl. FP, 1.654%, 8/15/31[2]	279,676	287,823
Series 2392, Cl. FB, 1.304%, 1/15/29[2]	83,138	84,535
Series 2396, Cl. FE, 1.304%, 12/15/31[2]	168,677	171,642
Series 2401, Cl. FA, 1.354%, 7/15/29[2]	114,406	116,412
Series 2427, Cl. ZM, 6.50%, 3/15/32	91,674	103,118
Series 2464, Cl. FI, 1.704%, 2/15/32[2]	167,583	171,802
Series 2470, Cl. LF, 1.704%, 2/15/32[2]	171,451	175,768
Series 2471, Cl. FD, 1.704%, 3/15/32[2]	240,760	246,899
Series 2481, Cl. AF, 1.254%, 3/15/32[2]	140,625	142,718
Series 2500, Cl. FD, 1.204%, 3/15/32[2]	255,819	257,354
Series 2504, Cl. FP, 1.204%, 3/15/32[2]	273,742	275,226
Series 2526, Cl. FE, 1.104%, 6/15/29[2]	297,081	297,442

2 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2530, Cl. FD, 1.204%, 2/15/32[2]	$334,131	$335,908
Series 2538, Cl. F, 1.304%, 12/15/32[2]	35,285	35,835
Series 2550, Cl. FI, 1.054%, 11/15/32[2]	99,768	100,233
Series 2551, Cl. FD, 1.104%, 1/15/33[2]	281,992	282,265
Series 2564, Cl. MP, 5.00%, 2/15/18	1,057,060	1,074,256
Series 2585, Cl. HJ, 4.50%, 3/15/18	544,135	558,039
Series 2627, Cl. KM, 4.50%, 6/15/18	199,834	204,943
Series 2630, Cl. MB, 4.50%, 6/15/18	255,374	261,902
Series 2635, Cl. AG, 3.50%, 5/15/32	1,821,297	1,876,514
Series 2668, Cl. AZ, 4.00%, 9/15/18	99,712	101,019
Series 2676, Cl. KY, 5.00%, 9/15/23	871,548	929,077
Series 2707, Cl. QE, 4.50%, 11/15/18	770,830	787,798
Series 2708, Cl. N, 4.00%, 11/15/18	587,878	595,544
Series 2764, Cl. OE, 4.50%, 3/15/19	1,066,342	1,089,577
Series 2770, Cl. TW, 4.50%, 3/15/19	2,684,605	2,766,765
Series 2843, Cl. BC, 5.00%, 8/15/19	312,981	320,827
Series 3010, Cl. WB, 4.50%, 7/15/20	1,352,968	1,394,737
Series 3025, Cl. SJ, 22.169%, 8/15/35[2]	85,796	128,350
Series 3134, Cl. FA, 1.004%, 3/15/36[2]	4,823,115	4,798,987
Series 3342, Cl. FT, 1.154%, 7/15/37[2]	880,615	884,529
Series 3645, Cl. EH, 3.00%, 12/15/20	2,353,095	2,389,818
Series 3659, Cl. DE, 2.00%, 3/15/19	654,830	657,801
Series 3740, Cl. NP, 2.00%, 1/15/37	3,388,679	3,408,305
Series 3741, Cl. PA, 2.15%, 2/15/35	2,333,438	2,348,570
Series 3804, Cl. WJ, 3.50%, 3/15/39	2,177,695	2,217,196
Series 3805, Cl. AK, 3.50%, 4/15/24	180,714	182,432
Series 3815, Cl. BD, 3.00%, 10/15/20	239,146	241,886
Series 3822, Cl. JA, 5.00%, 6/15/40	149,323	156,285
Series 3840, Cl. CA, 2.00%, 9/15/18	163,496	164,144
Series 3848, Cl. WL, 4.00%, 4/15/40	1,937,466	2,009,082
Series 3857, Cl. GL, 3.00%, 5/15/40	1,867,385	1,910,400
Series 3887, Cl. NC, 3.00%, 7/15/26	746,250	751,685
Series 3917, Cl. BA, 4.00%, 6/15/38	847,456	871,832
Series 3935, Cl. NA, 3.50%, 10/15/26	4,714,813	4,857,422
Series 4016, Cl. AB, 2.00%, 9/15/25	9,315,642	9,368,823
Series 4109, Cl. KD, 3.00%, 5/15/32	1,036,414	1,049,711
Series 4221, Cl. HJ, 1.50%, 7/15/23	9,630,821	9,576,494
Series 4350, Cl. CA, 2.00%, 10/15/19	1,527,387	1,537,571
Series 4446, Cl. PL, 2.50%, 7/15/38	4,196,091	4,211,060
Series 4459, Cl. ND, 5.50%, 4/15/25	3,685,053	3,743,409
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	205,256	30,691
Series 2079, Cl. S, 99.999%, 7/17/28[3]	352,269	59,173
Series 2493, Cl. S, 18.499%, 9/15/29[3]	245,684	55,658
Series 2526, Cl. SE, 45.749%, 6/15/29[3]	410,454	83,379
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	2,794,114	280,034

3 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2796, Cl. SD, 96.317%, 7/15/26[3]	$102,244	$15,740
Series 2920, Cl. S, 24.579%, 1/15/35[3]	2,404,202	388,392
Series 2922, Cl. SE, 24.869%, 2/15/35[3]	423,101	65,425
Series 2981, Cl. AS, 11.50%, 5/15/35[3]	845,782	141,614
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	51,653	8,981
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	115,565	13,012
Series 3450, Cl. BI, 22.357%, 5/15/38[3]	2,665,903	382,069
Series 3606, Cl. SN, 25.55%, 12/15/39[3]	719,113	113,672
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 1.204%, 5/15/36[2]	2,354,984	2,358,017
Federal National Mortgage Assn.:
2.50%, 1/1/32[6]	10,390,000	10,402,241
3.50%, 1/1/47[6]	17,575,000	18,003,445
4.00%, 1/15/47[6]	50,520,000	53,090,363
4.50%, 1/1/47[6]	12,010,000	12,915,029
Federal National Mortgage Assn. Pool:
3.50%, 8/1/40	1,334,062	1,368,555
4.50%, 9/1/18-1/1/27	10,548,688	10,893,815
5.00%, 2/1/18-3/1/25	25,999,549	26,915,489
5.50%, 9/1/19-9/1/25	49,659,126	52,601,159
6.00%, 3/1/17-2/1/40	37,335,011	40,311,465
6.50%, 6/1/17-1/1/34	6,096,055	6,952,598
7.00%, 11/1/17-2/1/36	5,048,877	5,881,889
7.50%, 2/1/27-8/1/33	6,612,168	7,870,677
8.00%, 6/1/17	11	11
8.50%, 7/1/32	46,179	50,137
9.00%, 8/1/19	1,956	2,067
9.50%, 11/1/21	682	727
11.00%, 5/20/19-7/20/19	1,265	1,284
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	539,346	92,079
Series 254, Cl. 2, 99.999%, 1/25/24[3]	719,251	155,306
Series 294, Cl. 2, 99.999%, 2/25/28[3]	909,482	229,826
Series 301, Cl. 2, 6.502%, 4/25/29[3]	345,708	82,394
Series 321, Cl. 2, 12.809%, 4/25/32[3]	2,047,000	482,596
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	706,090	169,848
Series 331, Cl. 10, 26.872%, 2/25/33[3]	1,065,124	216,327
Series 331, Cl. 4, 7.441%, 2/25/33[3]	741,251	143,475
Series 331, Cl. 5, 27.904%, 2/25/33[3]	1,191,769	230,191
Series 331, Cl. 6, 13.891%, 2/25/33[3]	1,162,969	253,526
Series 334, Cl. 10, 0.413%, 2/25/33[3]	458,566	84,247
Series 339, Cl. 15, 2.583%, 10/25/33[3]	400,090	87,367
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	760,400	153,597
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	782,045	160,458
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	562,916	113,940
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	273,468	61,915
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	827,848	171,442

4 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	$431,858	$80,320
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.35%, 9/25/32[5]	151,123	128,582
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	4,075	4,187
Series 1991-109, Cl. Z, 8.50%, 9/25/21	7,686	8,382
Series 1997-16, Cl. PD, 7.00%, 3/18/27	725,309	811,187
Series 1998-59, Cl. Z, 6.50%, 10/25/28	90,423	102,363
Series 1999-54, Cl. LH, 6.50%, 11/25/29	423,516	486,846
Series 2001-69, Cl. PF, 1.756%, 12/25/31[2]	420,249	427,738
Series 2002-12, Cl. PG, 6.00%, 3/25/17	12,628	12,738
Series 2002-19, Cl. PE, 6.00%, 4/25/17	407	407
Series 2002-29, Cl. F, 1.756%, 4/25/32[2]	187,079	191,929
Series 2002-39, Cl. FD, 1.736%, 3/18/32[2]	395,855	409,082
Series 2002-52, Cl. FD, 1.256%, 9/25/32[2]	330,009	331,892
Series 2002-53, Cl. FY, 1.256%, 8/25/32[2]	229,175	229,881
Series 2002-64, Cl. FJ, 1.756%, 4/25/32[2]	57,654	59,149
Series 2002-65, Cl. FB, 1.756%, 7/25/32[2]	349,527	358,446
Series 2002-68, Cl. FH, 1.236%, 10/18/32[2]	116,768	117,337
Series 2002-77, Cl. TF, 1.736%, 12/18/32[2]	691,416	708,726
Series 2002-82, Cl. FE, 1.756%, 12/25/32[2]	314,972	323,187
Series 2002-9, Cl. PC, 6.00%, 3/25/17	8,510	8,607
Series 2002-90, Cl. FJ, 1.256%, 9/25/32[2]	125,044	125,576
Series 2002-90, Cl. FM, 1.256%, 9/25/32[2]	120,235	120,747
Series 2003-100, Cl. PA, 5.00%, 10/25/18	1,812,714	1,853,538
Series 2003-112, Cl. AN, 4.00%, 11/25/18	386,380	392,516
Series 2003-116, Cl. FA, 1.156%, 11/25/33[2]	206,508	206,733
Series 2003-119, Cl. FK, 1.256%, 5/25/18[2]	392,607	393,267
Series 2003-130, Cl. CS, 12.588%, 12/25/33[2]	343,374	380,394
Series 2003-21, Cl. FK, 1.156%, 3/25/33[2]	18,941	18,967
Series 2003-26, Cl. XF, 1.206%, 3/25/23[2]	426,565	427,578
Series 2003-44, Cl. CB, 4.25%, 3/25/33	82,999	83,823
Series 2003-84, Cl. GE, 4.50%, 9/25/18	385,828	395,966
Series 2004-101, Cl. BG, 5.00%, 1/25/20	10,471	10,490
Series 2004-25, Cl. PC, 5.50%, 1/25/34	371,796	383,567
Series 2004-72, Cl. FB, 1.256%, 9/25/34[2]	1,933,089	1,942,024
Series 2005-109, Cl. AH, 5.50%, 12/25/25	3,759,969	4,036,166
Series 2005-45, Cl. XA, 1.096%, 6/25/35[2]	2,711,434	2,705,372
Series 2005-67, Cl. BF, 1.106%, 8/25/35[2]	1,098,844	1,097,770
Series 2005-85, Cl. FA, 1.106%, 10/25/35[2]	2,309,186	2,304,437
Series 2006-11, Cl. PS, 21.794%, 3/25/36[2]	360,086	535,963
Series 2006-46, Cl. SW, 21.427%, 6/25/36[2]	330,470	444,624
Series 2006-50, Cl. KS, 21.428%, 6/25/36[2]	252,831	369,930
Series 2006-50, Cl. SK, 21.428%, 6/25/36[2]	93,418	131,721
Series 2007-113, Cl. DB, 4.50%, 12/25/22	5,815,831	6,015,390
Series 2007-79, Cl. FA, 1.206%, 8/25/37[2]	572,130	572,746
Series 2008-14, Cl. BA, 4.25%, 3/25/23	475,142	484,963
Series 2008-15, Cl. JN, 4.50%, 2/25/23	2,494,810	2,564,814

5 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2008-24, Cl. DY, 5.00%, 4/25/23	$285,454	$291,868
Series 2008-75, Cl. DB, 4.50%, 9/25/23	1,071,986	1,093,355
Series 2008-77, Cl. EB, 4.50%, 9/25/23	1,353,060	1,400,745
Series 2009-113, Cl. DB, 3.00%, 12/25/20	4,101,586	4,153,491
Series 2009-114, Cl. AC, 2.50%, 12/25/23	110,773	110,936
Series 2009-36, Cl. FA, 1.696%, 6/25/37[2]	3,898,856	3,987,726
Series 2009-37, Cl. HA, 4.00%, 4/25/19	2,622,073	2,658,472
Series 2009-70, Cl. NL, 3.00%, 8/25/19	2,281,276	2,305,212
Series 2009-70, Cl. NT, 4.00%, 8/25/19	384,151	390,451
Series 2009-70, Cl. TL, 4.00%, 8/25/19	1,555,968	1,576,172
Series 2010-43, Cl. KG, 3.00%, 1/25/21	516,493	524,663
Series 2010-99, Cl. DP, 3.00%, 8/25/39	4,908,603	5,008,053
Series 2011-104, Cl. MA, 2.50%, 10/25/26	508,502	514,409
Series 2011-122, Cl. EC, 1.50%, 1/25/20	2,527,991	2,529,628
Series 2011-15, Cl. DA, 4.00%, 3/25/41	1,394,269	1,437,350
Series 2011-3, Cl. EL, 3.00%, 5/25/20	6,322,728	6,401,423
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,006,950	2,160,485
Series 2011-38, Cl. AH, 2.75%, 5/25/20	174,518	176,125
Series 2011-44, Cl. EA, 3.00%, 6/25/24	432,506	440,396
Series 2011-45, Cl. NG, 3.00%, 3/25/25	373,601	381,539
Series 2011-45, Cl. TE, 3.00%, 3/25/25	706,377	721,130
Series 2011-58, Cl. AC, 2.50%, 6/25/24	1,670,596	1,691,132
Series 2011-6, Cl. BA, 2.75%, 6/25/20	751,736	759,674
Series 2011-69, Cl. EA, 3.00%, 11/25/29	466,202	468,453
Series 2011-82, Cl. AD, 4.00%, 8/25/26	1,503,765	1,535,226
Series 2011-88, Cl. AB, 2.50%, 9/25/26	379,203	382,223
Series 2011-90, Cl. AL, 3.50%, 9/25/23	1,515,353	1,562,495
Series 2012-20, Cl. FD, 1.156%, 3/25/42[2]	603,252	600,785
Series 2013-100, Cl. CA, 4.00%, 3/25/39	11,665,810	12,185,512
Series 2013-22, Cl. JA, 3.50%, 3/25/43	1,874,353	1,912,507
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 37.23%, 12/18/31[3]	303,253	61,642
Series 2001-68, Cl. SC, 20.152%, 11/25/31[3]	265,626	56,200
Series 2001-81, Cl. S, 7.84%, 1/25/32[3]	208,616	59,026
Series 2002-28, Cl. SA, 4.855%, 4/25/32[3]	196,463	40,127
Series 2002-38, Cl. SO, 10.918%, 4/25/32[3]	358,039	65,358
Series 2002-39, Cl. SD, 31.922%, 3/18/32[3]	384,188	75,662
Series 2002-48, Cl. S, 10.368%, 7/25/32[3]	317,815	67,566
Series 2002-52, Cl. SD, 34.988%, 9/25/32[3]	330,009	66,808
Series 2002-52, Cl. SL, 5.942%, 9/25/32[3]	205,152	42,504
Series 2002-53, Cl. SK, 34.182%, 4/25/32[3]	224,166	46,180
Series 2002-56, Cl. SN, 10.063%, 7/25/32[3]	431,647	90,250
Series 2002-60, Cl. SM, 2.241%, 8/25/32[3]	551,156	95,263
Series 2002-77, Cl. IS, 31.017%, 12/18/32[3]	512,482	99,719
Series 2002-77, Cl. SH, 14.061%, 12/18/32[3]	279,806	58,669
Series 2002-9, Cl. MS, 6.833%, 3/25/32[3]	325,381	66,753

6 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security: (Continued)
Series 2003-33, Cl. IA, 2.456%, 5/25/33[3]	$63,508	$16,383
Series 2003-33, Cl. SP, 11.802%, 5/25/33[3]	712,617	143,786
Series 2003-38, Cl. SA, 99.999%, 3/25/23[3]	82,099	753
Series 2003-4, Cl. S, 4.851%, 2/25/33[3]	391,390	87,645
Series 2005-12, Cl. SC, 33.676%, 3/25/35[3]	198,896	31,066
Series 2005-14, Cl. SE, 28.652%, 3/25/35[3]	3,046,569	472,783
Series 2005-40, Cl. SA, 41.905%, 5/25/35[3]	1,256,048	225,467
Series 2005-52, Cl. JH, 49.954%, 5/25/35[3]	650,791	101,013
Series 2005-63, Cl. SA, 8.588%, 10/25/31[3]	1,035,991	193,632
Series 2005-63, Cl. X, 35.404%, 10/25/31[3]	12,264	389
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	17,641	1,906
Series 2009-8, Cl. BS, 62.917%, 2/25/24[3]	114,346	3,352
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	281,646	4,871
Series 2011-96, Cl. SA, 14.269%, 10/25/41[3]	447,353	78,989
Series 2012-134, Cl. SA, 9.234%, 12/25/42[3]	1,548,072	322,945
Series 2012-40, Cl. PI, 3.975%, 4/25/41[3]	251,899	33,789
Series 2013-2, Cl. IA, 8.527%, 2/25/43[3]	1,165,388	229,671
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 2.852%, 10/15/29[3]	15,454,095	80,816
Series 2001-3, Cl. IO, 3.246%, 10/15/31[3]	7,155,354	47,411
Series 2002-2, Cl. IO, 11.382%, 1/15/32[3]	18,629,607	43,631
Series 2002-3, Cl. IO, 7.414%, 8/15/32[3]	24,891,570	163,667
Series 2003-1, Cl. IO, 10.167%, 11/15/32[3]	37,439,781	211,894
		464,240,016

GNMA/Guaranteed—3.0%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	43,458	49,666
7.00%, 1/15/28-9/15/29	315,685	346,924
7.50%, 6/15/28-8/15/28	350,597	361,311
8.00%, 9/15/28	6,995	7,022
8.50%, 8/15/17-12/15/17	5,297	5,310
9.50%, 9/15/17	289	292
10.50%, 12/15/17-1/15/21	8,299	8,342
Government National Mortgage Assn. II Pool:
3.50%, 1/21/47[6]	17,565,000	18,247,894
4.00%, 1/1/47[6]	8,405,000	8,921,724
7.00%, 1/20/30	32,257	37,759
11.00%, 10/20/19	7,318	7,359
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 32.153%, 10/16/29[3]	165,083	33,745
Series 2011-52, Cl. HS, 33.917%, 4/16/41[3]	3,860,204	632,719
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	1,258,328	1,332,688
Series 2009-66, Cl. CD, 2.50%, 8/16/39	50,410	50,931
Series 2010-55, Cl. QN, 3.00%, 10/20/37	1,253,668	1,260,421

7 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2014-167, Cl. WF, 1.067%, 7/20/44[2]	$2,862,705	$2,860,193

		34,164,300

Other Agency—0.3%
Federal Home Loan Bank, Series 00-1372, Cl. 1, 4.75%, 5/18/18	2,892,850	3,007,137

Non-Agency—14.9%
Commercial—3.4%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	733,134	732,697
Series 2012-RR2, Cl. 6A3, 3.242%, 9/26/35[1,2]	936,235	935,472
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	2,595,707	2,576,844
CHL Mortgage Pass-Through Trust, Series 2003-J5, Cl. 2A1, 5%, 7/25/18	226,356	227,664
COMM Mortgage Trust, Series 2013-CR7, Cl. D, 4.354%, 3/10/46[1,2]	2,025,000	1,843,395
Federal National Mortgage Assn., Alternative Credit Enhancement Securities, Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,336,047	1,303,946
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,2]	805,000	773,634
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	550,000	521,982
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	850,000	812,609
Series 2014-K36, Cl. C, 4.359%, 12/25/46[1,2]	3,250,000	3,240,178
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,2]	5,250,000	5,194,871
Series 2014-K714, Cl. C, 3.981%, 1/25/47[1,2]	2,500,000	2,421,884
Series 2014-K715, Cl. C, 4.126%, 2/25/46[1,2]	2,205,000	2,176,515
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.209%, 7/25/35[2]	934,460	921,701
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.034%, 4/21/34[2]	650,072	659,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Cl. D, 4.37%, 8/15/46[1,2]	1,700,000	1,405,096
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.615%, 11/26/36[1,2]	3,364,289	3,309,841
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.756%, 6/26/46[1,2]	1,568,734	1,567,458
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 0.999%, 12/7/20[2]	3,731,710	3,728,202
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.032%, 8/25/34[2]	850,592	851,866
Structured Agency Credit Risk Debt Nts., Series 2016-HQA1, Cl. M1, 2.506%, 9/25/28[2]	2,524,405	2,533,857
		37,739,193

Multi-Family—10.6%
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	7,319,806	7,420,868
Series K035, Cl. A1, 2.615%, 3/25/23	7,713,013	7,842,798
Series K040, Cl. A1, 2.768%, 4/25/24	13,849,633	14,072,140
Series K041, Cl. A1, 2.72%, 8/25/24	11,095,296	11,251,724
Series K042, Cl. A1, 2.267%, 6/25/24	5,715,431	5,700,969

8 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Multi-Family (Continued)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates: (Continued)
Series K043, Cl. A1, 2.532%, 10/25/23	$7,325,166	$7,406,417
Series K044, Cl. A1, 2.321%, 3/25/24	14,326,604	14,317,114
Series K045, Cl. A1, 2.493%, 11/25/24	11,415,973	11,475,108
Series K046, Cl. A1, 2.697%, 1/25/25	9,717,578	9,854,957
Series K047, Cl. A1, 2.827%, 12/25/24	11,654,975	11,871,675
Series K048, Cl. A1, 2.689%, 12/25/24	9,625,447	9,689,996
Series K053, Cl. A1, 2.548%, 2/25/25	2,766,868	2,762,041
Series K701, Cl. A2, 3.882%, 11/25/17[2]	4,402,500	4,478,828
		118,144,635

Residential—0.9%
Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 2.92%, 3/25/35[2]	1,648,636	1,660,697
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 3.108%, 10/25/35[1,2]	2,155,263	2,152,884
Series 2014-8, Cl. 1A1, 1.029%, 7/20/36[1,2]	3,558,314	3,511,814
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.032%, 12/25/34[2]	716,936	716,288
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	94,409	77,213
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,361,257	1,143,250
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.825%, 10/25/33[2]	685,640	700,131
		9,962,277
Total Mortgage-Backed Obligations (Cost $661,771,437)		667,257,558

U.S. Government Obligations—43.9%
Federal Home Loan Bank Nts.:
1.375%, 11/15/19	80,198,000	79,871,995
1.875%, 11/29/21	100,000,000	99,357,100
Federal National Mortgage Assn. Nts.:
1.00%, 10/24/19	192,400,000	189,721,407
1.875%, 9/24/26	4,158,000	3,819,710
United States Treasury Nts.:
1.375%, 3/31/20[7]	10,650,000	10,589,593
1.625%, 4/30/19[7]	62,411,000	62,891,190
1.75%, 10/31/20[8]	39,215,000	39,269,823
2.25%, 11/30/17	6,000,000	6,074,172
Total U.S. Government Obligations (Cost $495,240,215)		491,594,990
	Shares
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.43%[9,10] (Cost $1,000,000)	1,000,000	1,000,000
Total Investments, at Value (Cost $1,221,365,703)	109.4%	1,223,333,719
Net Other Assets (Liabilities)	(9.4)	(104,735,112)
Net Assets	100.0%	$1,118,598,607

9 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $67,384,566 or 6.02% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $9,073,703 or 0.81% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $752,507 or 0.07% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. All or a portion of the security position has been pledged for collateral in association with forward roll transactions. See Note 3 of the accompanying Notes.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $3,168,423. See Note 5 of the accompanying Notes.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30, 2016	Gross Additions	Gross Reductions	December 31, 2016
Oppenheimer Institutional Government Money Market Fund, Cl. E	—	1,000,000	—	1,000,000

	Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E	$1,000,000	$127

Futures Contracts as of December 31, 2016

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	3/22/17	48	$7,231,500	$115,980
United States Treasury Nts., 2 yr.	CBT	Sell	3/31/17	91	19,718,563	17,409
United States Treasury Nts., 5 yr.	CBT	Sell	3/31/17	441	51,889,852	111,293
United States Treasury Nts., 10 yr.	CBT	Sell	3/22/17	1,101	136,833,656	513,654

10 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Futures Contracts (Continued)

Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Nts., 10 yr.	CBT	Buy	3/22/17	17	$2,112,781	$(2,090)
United States Ultra Bonds	CBT	Buy	3/22/17	4	641,000	(5,842)

						$750,404

Glossary:

Exchange Abbreviations

CBT                    Chicago Board of Trade

11 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or

12 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Securities Valuation (Continued)

broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day

13 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$63,481,171	$—	$63,481,171
Mortgage-Backed Obligations	—	667,257,558	—	667,257,558
U.S. Government Obligations	—	491,594,990	—	491,594,990
Investment Company	1,000,000	—	—	1,000,000

Total Investments, at Value	1,000,000	1,222,333,719	—	1,223,333,719
Other Financial Instruments:
Futures contracts	758,336	—	—	758,336

Total Assets	$1,758,336	$1,222,333,719	$—	$1,224,092,055

14 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Liabilities Table
Other Financial Instruments:
Futures contracts	$(7,932)	$—	$—	$(7,932)

Total Liabilities	$(7,932)	$—	$—	$(7,932)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

15 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$181,999,342
Sold securities	59,899,275

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund pledged $1,892,286 of collateral to the counterparty for forward roll transactions.

16 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

17 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures

18 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Use of Derivatives (Continued)

contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $6,076,840 and $297,244,178 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $112,016 on purchased put options.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an

19 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $49,920 on written put options.

At period end, the Fund had no purchased or written options outstanding.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of September 30, 2016	32,040,000	$240,300
Options exercised	(32,040,000)	(240,300)

Options outstanding as of December 31, 2016	—	$—

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate

20 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Use of Derivatives (Continued)

payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an

ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the

21 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,221,497,390
Federal tax cost of other investments	(199,207,194)

Total federal tax cost	$1,022,290,196

Gross unrealized appreciation	$11,664,065
Gross unrealized depreciation	(9,077,332)

Net unrealized appreciation	$2,586,733

22 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date: 2/17/2017